UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM MUNI HIGH INCOME FUND

(Formerly known as Prudential Muni High Income Fund)

ANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

Highlights (unaudited)

•

An overweight versus the Index* in health care bonds, which outperformed during the reporting period, contributed favorably to performance. The Fund’s overweight in education, prepay gas credits, and corporate-backed credits also contributed favorably.

•

The Fund’s overweight in long-term municipal bonds, versus those in the Index, contributed to performance as spreads (the difference in yields) between long-term municipal bonds and shorter-term maturities tightened.

•

The Fund’s longer duration versus the Index detracted from performance as yields rose across the curve during the reporting period. Duration is a measure of a bond’s price sensitivity to changes in interest rate levels.

*The Bloomberg Barclays Municipal Bond Index (50%)/Bloomberg Barclays Municipal High Yield Bond Index (50%) is used for the purposes of discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM Muni High Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for PGIM Muni High Income Fund informative and useful. The report covers performance for the 12-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Over the reporting period, global economic growth continued its positive momentum, and central banks gradually tightened monetary policy. The US economy experienced moderate expansion and robust employment levels.

Equity returns were solid, due to healthy earnings expectations and the anticipated impact from tax reform. Global equities, including emerging markets, generally posted strong returns. US equities soared on new regulatory policy and revised corporate tax legislation. However, late in the period, volatility arose on jitters over inflation and rising interest rates, tariffs, and a potential trade war.

In bond markets, US Treasury yields rose across both short and longer maturities. European bonds followed and often led during the period. In Japan, the policy stance kept yields considerably lower. US corporate bonds handily outpaced Treasuries. Although most bond market sectors delivered positive returns, a great deal of gains were erased at the end of the period. In March, the Federal Reserve hiked interest rates for the sixth time since 2015, based on confidence in the economy.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Muni High Income Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Muni High Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 4/30/18 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.17	2.78	4.71	—
Class B	–1.40	3.18	4.88	—
Class C	2.21	2.86	4.43	—
Class Z	4.15	3.88	5.41	—
Class R6*	N/A	N/A	N/A	2.50** (6/27/17)
Bloomberg Barclays Municipal Bond Index
	1.56	2.44	4.24	—
Bloomberg Barclays Municipal High Yield Bond Index
	5.79	3.97	5.61	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)
	3.66	3.22	4.98	—
Lipper High Yield Municipal Debt Funds Average
	4.19	3.61	4.64	—

*Formerly known as Class Q shares.

**Not annualized

6	Visit our website at pgiminvestments.com

	Average Annual Total Returns as of 4/30/18 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.99	3.62	5.14	—
Class B	3.60	3.35	4.88	—
Class C	3.21	2.86	4.43	—
Class Z	4.15	3.88	5.41	—
Class R6*	N/A	N/A	N/A	2.50** (6/27/17)
Bloomberg Barclays Municipal Bond Index
	1.56	2.44	4.24	—
Bloomberg Barclays Municipal High Yield Bond Index
	5.79	3.97	5.61	—
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)
	3.66	3.22	4.98	—
Lipper High Yield Municipal Debt Funds Average
	4.19	3.61	4.64	—

*Formerly known as Class Q.

**Not annualized

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the PGIM Muni High Income Fund (Class Z shares) with a similar investment in the Bloomberg Barclays Municipal Bond Index by

PGIM Muni High Income Fund	7

Your Fund’s Performance (continued)

portraying the initial account values at the beginning of the 10-year period for Class Z shares (April 30, 2008) and the account values at the end of the current fiscal year (April 30, 2018) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class A, Class B, Class C, and Class R6* shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

*Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	4.00% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.50%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

8	Visit our website at pgiminvestments.com

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%).

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds universe for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0 (%)	40.80 (%)		37.0 (%)	40.80 (%)
Class A	0.40	2.54	4.03	4.29	2.54	4.03	4.29
Class B	0.37	2.36	3.75	3.99	2.36	3.75	3.99
Class C	0.32	1.87	2.97	3.16	1.87	2.97	3.16
Class Z	0.43	2.90	4.60	4.90	2.90	4.60	4.90
Class R6****	0.37	2.88	4.57	4.86	–26.23	–41.63	–44.31

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only. The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. The taxable equivalent yields

PGIM Muni High Income Fund	9

Your Fund’s Performance (continued)

presented in the table use the highest marginal federal individual income tax rate (37.0%) and the highest marginal federal individual income tax rate plus the 3.8% net investment income tax (40.8%). Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes.

****Formerly known as Class Q shares.

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	6.6
AA	8.0
A	21.8
BBB	33.0
BB	9.3
B	8.5
CCC	0.2
CC	0.8
Not Rated	12.7
Cash/Cash Equivalents	–0.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

10	Visit our website at pgiminvestments.com

Strategy and Performance Overview

How did the Fund perform?

The PGIM Muni High Income Fund’s Class Z shares returned 4.15% for the 12-month period that ended April 30, 2018, outperforming the 1.56% return of the Bloomberg Barclays Municipal Bond Index and the 3.66% return of the Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)*. The Fund underperformed the 4.19% return of the Lipper High Yield Municipal Debt Funds Average.

What were conditions like in the municipal bond market?

•

Municipal securities exhibited solid performance during much of the reporting period as mutual funds experienced steady inflows. The passage of the Tax Cuts and Jobs Act of 2017 drove a surge in refunding supply, as the legislation eliminated the prospective ability of municipal entities to refund their debt in advance, beginning in 2018. This policy shift accelerated a significant amount of issuance midway through the reporting period, effectively leading to a supply reduction in the latter part. While this supply reduction provided a strong technical tailwind for the municipal market, higher interest rates across the curve diminished performance toward the end of the period. For the full 12 months, municipal bonds outperformed Treasury bonds with a maturity of 10 years or more on the curve, and they performed in line with 5-year Treasury bonds.

•

During the reporting period, the Federal Reserve hiked interest rates (the federal funds rate) by 25 basis points three times—in June, December, and March. A basis point is one hundredth of a percentage point. The continued path to higher rates is expected to be gradual. The municipal yield curve flattened during the period as front-end rates rose while yields declined on the long end.

•

The low-rate environment, coupled with the new tax law’s elimination of advanced refunding eligibility, resulted in refunding volume outpacing new money issuance. In a refunding deal, an issuer reduces its interest expense by redeeming outstanding bonds and issuing new bonds at a lower interest rate.

•

On the credit front, investors absorbed the news midway through the reporting period that Puerto Rico was devastated by Hurricane Maria. The storm caused widespread damage and placed substantial strain on an already dire fiscal situation. By the end of the period, updated fiscal plans were being developed, although significant uncertainty exists as negotiations between creditors and the commonwealth continue under the watchful eye of the courts. The municipal market continued to view the Puerto Rico crises as non-systemic.

*The Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) is used for the purposes of discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection.

PGIM Muni High Income Fund	11

Strategy and Performance Overview (continued)

•

In general, state and local governments continued to generate higher revenues through increased tax receipts, which helped balance their budgets. Unfunded retiree obligations remain a broader long-term issue, with investors mostly concerned about Illinois and New Jersey.

What worked?

•

The Fund’s overweight in long-term municipal bonds, versus those in the Index, contributed to performance as spreads (the difference in yields) between long-term municipal bonds and shorter-term maturities tightened.

•

An overweight versus the Index in health care bonds, which outperformed during the reporting period, contributed favorably to performance. The Fund’s overweight in education, prepay gas credits, and corporate-backed credits also contributed favorably.

•	The Fund’s underweight in Puerto Rico credits contributed favorably to performance as spreads widened during the period.

What didn’t work?

•

The Fund’s longer duration versus the Index detracted from performance as yields rose across the curve during the reporting period. Duration is a measure of a bond’s price sensitivity to changes in interest rate levels.

•

The Fund’s modest underweight relative to the Index in tobacco settlement bonds detracted from performance as this was among the top-performing sectors over the period. Tobacco bonds are backed by payments from tobacco companies participating in the Master Settlement Agreement.

Did the Fund use derivatives and how did they affect performance?

•

The Fund held futures contracts on US Treasuries to shorten the portfolio’s duration, which reduced its sensitivity to changes in the level of rates. Overall, this strategy had a neutral impact on performance.

Current outlook

Looking ahead, while municipal market technicals (supply and demand) typically weaken at the start of the second quarter, the market is better positioned this year as supply is expected to remain manageable, given the heavy issuance in late 2017 ahead of tax reform. For 2018, significant negative net supply is expected where interest and principal payments outpace issuance. A stable rate environment should support mutual fund flows. The problem credits that have dominated the municipal market headlines in recent years have not been resolved. However, we continue to believe that these credit stories, regardless of their outcomes, do not pose a systemic risk to the broader municipal market.

12	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Muni High Income Fund	13

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Muni High Income Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,007.40	0.86%	$4.28
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Class B	Actual	$1,000.00	$1,005.80	1.17%	$5.82
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class C	Actual	$1,000.00	$1,003.60	1.61%	$8.00
	Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05
Class Z	Actual	$1,000.00	$1,008.60	0.62%	$3.09
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11
Class R6**	Actual	$1,000.00	$1,010.80	0.60%	$2.99
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ended April 30, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**Formerly known as Class Q shares.

14	Visit our website at pgiminvestments.com

Schedule of Investments

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.2%

Alabama 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$544,450
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	549,780
Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	4,500	5,318,190
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,076,900
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,863,995

				9,353,315

Arizona 3.9%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375	07/01/50	1,000	1,037,020
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. D, Rfgd., 144A	5.000	07/01/51	675	683,370
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,049,700
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000	07/01/47	1,000	1,014,660
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,034,450
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250	04/01/40	1,500	1,569,390
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,017,400
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,016,790
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,374,245
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,142,140
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	5,673,280
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/37	9,465	11,052,186
Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,064,030

				32,728,661

California 10.9%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	851,237

See Notes to Financial Statements.

PGIM Muni High Income Fund	15

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.250	%(cc)	06/01/21	2,650	$2,680,475
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.450	(cc)	06/01/28	4,500	4,550,445
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B	5.100	(cc)	06/01/28	1,750	1,750,560
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750		07/01/39	1,770	1,848,446
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500		11/15/40	750	840,547
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000		06/01/46	750	803,467
California Mun. Fin. Auth. Rev., River Chrt. Schs., Ser. A, 144A	5.500		06/01/48	750	763,418
California Poll. Ctrl. Fin. Auth. Rev., Green Bond, Calplant I Proj., AMT, 144A	8.000		07/01/39	2,000	2,158,580
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250		08/01/40	500	532,560
California St., GO, Var. Purp.	5.500		11/01/39	1,000	1,052,440
California St., GO, Var. Purp.	6.000		11/01/39	1,500	1,590,810
California St., GO, Var. Purp. (Pre-refunded 04/01/19)	6.000		04/01/38	1,235	1,281,090
California St., GO, Var. Purp. Unrefunded	6.000		04/01/38	2,265	2,349,530
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000		12/01/31	1,000	1,090,830
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000		07/01/45	750	803,033
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000		07/01/51	1,000	1,063,620
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000		07/01/45	650	698,484
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000		07/01/47	620	676,085
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg., 144A	5.250		11/01/44	750	792,188
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000		11/01/40	2,000	2,098,000
California Statewide Cmntys. Dev. Auth. Rev., Front Porch Cmntys. & Svcs., Ser. A, Rfdg.	4.000		04/01/42	820	823,034
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250		12/01/44	1,000	1,060,380
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000		12/01/46	5,000	5,264,500

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%		12/01/56	3,500	$3,719,905
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250		11/15/41	500	536,275
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	538,115
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.740	(t)	06/01/47	10,000	1,453,800
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Ser. A-1	5.125		06/01/47	2,620	2,619,921
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750		06/01/47	13,400	13,784,848
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS	5.300	(cc)	06/01/37	5,000	5,117,450
Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	1,000	1,076,260
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B	6.000		09/02/27	1,000	1,087,150
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	3,510	4,134,745
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	685	855,414
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	2,060	2,845,828
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000		11/01/34	1,650	2,300,265
Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000		11/01/41	1,800	1,972,692
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125		05/01/31	1,000	1,072,950
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,140,690
Riverside Cnty. Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded 10/01/20)(ee)	6.500		10/01/40	2,000	2,217,020
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	1,000	1,113,170
San Buenaventura Rev., Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	582,590
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000		05/01/25	1,000	1,078,670
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625		09/01/36	675	734,069
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000		09/01/36	500	525,710
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750		06/01/23	3,780	3,780,756

					91,712,052

See Notes to Financial Statements.

PGIM Muni High Income Fund	17

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Colorado 2.8%
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000%	10/01/32	500	$535,915
Colorado Bridge Enterprise Rev., Central 70 Proj., AMT	4.000	06/30/51	1,500	1,433,580
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,041,070
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	879,849
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,378,620
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,375,363
Colorado High Performance Transn. Enterprise Rev., C-470 Express Lanes	5.000	12/31/56	1,000	1,076,720
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000	01/01/37	1,250	1,307,375
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	567,694
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,350,375
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,503,175
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000	12/01/40	650	708,130
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,070,530
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,642,365
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,029,630
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500	11/15/38	4,045	5,528,625

				23,429,016

Connecticut 0.7%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,333,463
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,120,860
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875	04/01/39	2,000	2,212,320

				5,666,643

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	$989,540
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	531,460
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,464,238

				2,985,238

District of Columbia 1.4%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,686,970
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	400	433,160
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	999,107
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	852,179
Dist. of Columbia, Rev., Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/48	1,250	1,365,025
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,650,075
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,500	1,523,910

				11,510,426

Florida 8.3%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,760	2,776,284
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,657,980
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	2,025	2,099,743
Celebration Pointe CDD 1, Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,021,070
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,104,160
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,111,370
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	547,335
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,111,930
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,133,000
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,815,030
Florida Dev. Fin. Corp. Rev., Brightline Psngr. Rail, AMT, 144A, (Mandatory put date 01/01/28)	5.625	01/01/47	2,000	2,055,880

See Notes to Financial Statements.

PGIM Muni High Income Fund	19

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000%	03/01/47	2,500	$2,686,250
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Priority, Sub-Ser. A, AMT	4.000	10/01/52	2,710	2,704,878
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	534,825
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	4,938,619
Indigo Cmnty. Dev. Dist., Spl. Assmt.(d)^	5.750	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	3,000,900
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875	05/01/45	1,000	999,250
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	514,445
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,052,060
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	253,473
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,546,125
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,785,297
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,016,810
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000	08/01/47	1,500	1,484,595
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,073,634
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,121,660
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750	10/01/43	1,500	1,620,810
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	543,115
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,156,570
Sarasota Cnty. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,036,410
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,313,337
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250	04/01/39	1,910	1,971,445

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000%	08/15/47	1,000	$1,111,290
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Pre-refunded 08/01/20)(ee)	6.000	08/01/45	1,000	1,086,510
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Pre-refunded 11/15/19)(ee)	6.500	11/15/39	1,500	1,600,185
Tallahassee Hlth. Facs. Mem. Rev. , Ser. A	5.000	12/01/55	1,000	1,057,430
Village CDD No. 7. Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,950	1,978,548
Village CDD No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,145	2,299,483
Village CDD No. 9. Fla. Spl. Assmt.	7.000	05/01/41	775	885,484
Village CDD No. 9. Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,120	2,282,625
Village CDD No.10. Fla. Spl. Assmt.	5.125	05/01/43	1,155	1,273,815
Village CDD No.10. Fla. Spl. Assmt.	6.000	05/01/44	900	1,039,788
Village CDD No.11. Fla. Spl. Assmt.	4.500	05/01/45	1,445	1,463,698
Village CDD No.12. Fla. Spl. Assmt., 144A	4.250	05/01/43	1,400	1,423,982

				69,739,928

Georgia 0.8%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	532,935
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp. - Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	1,972,460
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,242,700
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	750	789,218
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,611,735

				7,149,048

Guam 0.1%
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	526,080

Hawaii 0.9%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg. (Pre-refunded 07/01/20)(ee)	5.500	07/01/40	1,000	1,073,070
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B (Pre-refunded 07/01/20)(ee)	5.750	07/01/40	500	539,165
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000	11/15/44	1,000	1,104,390
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,757,800

See Notes to Financial Statements.

PGIM Muni High Income Fund	21

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Hawaii (cont’d.)
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	$1,048,990
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co., Ser. B, AMT, Rfdg.	4.000	03/01/37	1,000	995,400

				7,518,815

Idaho 0.1%
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,023,130

Illinois 11.4%
Chicago Brd. of Edu., GO, Ser. A, 144A	7.000	12/01/46	1,500	1,763,610
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000	12/01/44	3,000	3,439,740
Chicago Brd. of Edu., GO, Ser. H	5.000	12/01/46	1,000	980,570
Chicago Brd. of Edu., Spl. Tax	6.000	04/01/46	1,500	1,743,180
Chicago O’Hare Int’l. Arpt. Rev., Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,074,830
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C (Pre-refunded 01/01/21)(ee)	6.500	01/01/41	1,000	1,111,450
Chicago O’Hare Int’l. Arpt. Rev., Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,627,380
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,038,700
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,076,350
Chicago O’Hare Int’l. Arpt. Rev., Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,086,270
Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,330,050
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,565,526
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	789,405
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	6,082,395
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,156,780
Chicago, IL, GO, Ser. A	5.500	01/01/39	1,840	1,923,260
Chicago, IL, GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,665,484
Chicago, IL, GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,762,650
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,064,040
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,547,650
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,032,070
Illinois Fin. Auth. Rev., Impt., Chicago Intl., Rfdg.	5.000	12/01/47	1,000	1,028,330
Illinois Fin. Auth. Rev., NorthWestern Mem. Hlth., Ser. A, Rfdg.	4.000	07/15/47	1,500	1,522,875

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000%	02/15/41	6,000	$5,937,720
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	10	10,729
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Pre-refunded 02/15/20)(ee)	6.000	08/15/38	1,500	1,604,700
Illinois St., GO	4.000	06/01/36	3,000	2,701,890
Illinois St., GO	5.000	04/01/31	2,000	2,029,560
Illinois St., GO	5.000	01/01/32	1,335	1,365,612
Illinois St., GO	5.000	05/01/33	950	960,783
Illinois St., GO	5.000	03/01/36	1,800	1,815,480
Illinois St., GO	5.000	05/01/36	2,000	2,016,480
Illinois St., GO	5.000	02/01/39	2,165	2,173,422
Illinois St., GO	5.000	05/01/39	1,000	1,004,110
Illinois St., GO	5.250	07/01/31	1,000	1,026,740
Illinois St., GO, Rfdg.	5.000	08/01/25	1,000	1,032,720
Illinois St., GO, Ser. A	5.000	01/01/33	2,000	2,021,860
Illinois St., GO, Ser. A	5.000	12/01/35	2,000	2,047,340
Illinois St., GO, Ser. A	5.000	12/01/42	2,500	2,536,025
Illinois St., GO, Ser. D	5.000	11/01/27	2,500	2,603,600
Metropolitan Pier & Exposition Auth., Rev., McCormick Place Expnsn. Proj.	5.000	06/15/57	1,000	1,046,600
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,508,255
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/38	4,015	4,098,351
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/39	3,015	3,073,370
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,513,335

				95,541,277

Indiana 0.7%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,011,000
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750	01/01/38	815	834,650
Valparaiso Rev., Pratt Paper LLC Proj., AMT	5.875	01/01/24	800	885,648
Valparaiso Rev., Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,759,950
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,765,350

				6,256,598

See Notes to Financial Statements.

PGIM Muni High Income Fund	23

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Iowa 1.2%
Ames Hosp. Rev., Mary Greeley Med. Ctr. (Pre-refunded 06/15/20)(ee)	5.250%	06/15/36	1,000	$1,065,370
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	420	433,453
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250	12/01/25	2,600	2,766,374
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,681,424

				9,946,621

Kansas 0.1%
Kansas St. Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg.	5.750	11/15/38	980	1,036,076
Kansas St. Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750	11/15/38	20	21,094

				1,057,170

Kentucky 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	2,000	2,140,920
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	522,100
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	522,385

				3,185,405

Louisiana 0.8%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,100,850
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,185,080
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,078,590
Louisiana Pub. Facs. Auth. Rev., Provident Group-Flagship Pptys., Rfdg.	5.000	07/01/57	1,000	1,075,240
New Orleans Sewerage Serv. Rev.	5.000	06/01/45	500	542,745
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,085,480

				7,067,985

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Maine 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000%	07/01/46	3,000	$2,577,480
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,231,140

				4,808,620

Maryland 1.9%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250	07/01/40	2,000	2,044,680
Baltimore Rev., Convention Ctr. Hotel, Rfdg.	5.000	09/01/46	1,000	1,094,300
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125	07/01/43	1,995	2,144,365
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,510	4,726,931
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,451,723
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,034,560
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,113,870
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,655,475
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	668,712

				15,934,616

Massachusetts 1.1%
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS Intl. Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,319,762
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,353,576
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I, Unrefunded, Rfdg.	7.250	01/01/32	800	902,160
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000	07/01/38	2,130	2,315,438
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,005,970

				8,896,906

See Notes to Financial Statements.

PGIM Muni High Income Fund	25

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Michigan 1.5%
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000%		11/15/46	4,000	$3,973,000
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000		07/01/35	500	544,490
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000		07/01/44	1,000	1,081,360
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375		10/15/41	750	821,678
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625		07/01/20	1,000	1,068,890
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500		12/01/20	1,500	1,535,295
Summit Academy Rev., Rfdg.	6.250		11/01/25	1,750	1,752,047
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000		12/01/28	1,500	1,637,535

					12,414,295

Minnesota 0.6%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000		07/01/44	1,250	1,278,513
St. Cloud Rev., Centracare Hlth., Ser. A, Rfdg.	4.000		05/01/37	1,250	1,295,037
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000		11/15/44	1,000	1,169,240
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500		10/01/37	1,000	933,580

					4,676,370

Mississippi 0.3%
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. F, FRDD (Mandatory put date 05/01/18)	1.560	(cc)	11/01/35	1,200	1,200,000
Mississippi St. Bus. Fin. Corp. Rev., Chevron USA, Inc., Ser. L, FRDD (Mandatory put date 05/01/18)	1.600	(cc)	11/01/35	500	500,000
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500		09/01/32	1,000	1,016,700

					2,716,700

Missouri 2.3%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000		02/15/35	1,000	1,069,790
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875		11/01/37	2,000	1,918,960

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Missouri (cont’d.)
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	$1,511,040
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,032,210
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,073,290
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,220,120
Missouri St. Hlth. & Ed. Facs. Auth. Rev., SSM Hlth., Ser. A, Rfdg.	4.000	06/01/48	1,500	1,499,940
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,581,090
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750	12/01/42	2,100	2,154,642
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,131,140
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,044,960

				19,237,182

Nebraska 0.1%
Central Plains Energy Proj. Rev., Proj. #3, Ser. A, Rfdg.	5.000	09/01/42	1,000	1,175,280

Nevada 0.5%
Carson City Rev., Carson Tahoe Regl. Med. Ctr., Rfdg.	5.000	09/01/47	1,000	1,078,800
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,330	1,360,204
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	506,385
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,022,400

				3,967,789

New Jersey 8.3%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,686,534
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,424,800
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	1,535	1,569,983

See Notes to Financial Statements.

PGIM Muni High Income Fund	27

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	$5,397,350
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,545,588
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375	01/01/43	1,390	1,514,586
New Jersey Econ. Dev. Auth. Rev., N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,065,190
New Jersey Econ. Dev. Auth. Rev., Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,666,125
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000	01/01/48	1,000	1,050,770
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000	06/15/41	2,000	2,117,580
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,701,195
New Jersey Econ. Dev. Auth. Rev., Ser. DDD	5.000	06/15/42	1,000	1,060,820
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250	06/15/40	1,250	1,333,150
New Jersey Econ. Dev. Auth. Rev., St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,118,960
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,868,300
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,550,055
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,139,336
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,211,040
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	560,515
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,505,400
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,103,120
New Jersey Healthcare Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Rfgd.	4.000	07/01/52	1,000	994,420
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated Grp.	4.000	07/01/47	750	748,688
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000	07/01/39	1,000	1,090,100
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,648,440

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000%		07/01/48	1,500	$1,417,005
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000		07/01/46	1,500	1,638,435
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750		07/01/33	2,000	2,087,460
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000		06/15/28	1,250	1,379,612
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. A	5.875		12/15/38	2,000	2,040,540
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.000		06/15/45	1,200	1,256,988
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.250		06/15/41	1,000	1,065,260
New Jersey Turnpike Auth. Rev., Ser. G, Rfdg.	4.000		01/01/43	1,500	1,539,915
South Jersey Port Corp. Rev., Sub-Marine Term, Ser. B, AMT	5.000		01/01/48	500	531,885
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000		11/01/39	750	813,060
Tob. Settlement Fing. Corp. Rev., Sub., Ser. B, Rfdg.	5.000		06/01/46	10,000	10,492,200

					69,934,405

New York 4.2%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000		01/01/35	1,000	1,066,980
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.990	(t)	06/01/47	5,000	678,000
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 2nd Sub., Ser. C, CABS	7.520	(t)	06/01/50	4,000	374,600
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,172,065
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000	(cc)	01/01/55	1,000	819,430
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	1,940,068
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,252,700
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000		12/01/37	200	214,466
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000		12/01/45	1,000	1,059,200

See Notes to Financial Statements.

PGIM Muni High Income Fund	29

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York Trans. Dev. Corp. Rev., Delta Air Lines, Inc. - Laguardia Arpt. Terms. C&D Redev., AMT	4.000%	01/01/36	1,000	$992,440
New York Trans. Dev. Corp. Rev., Delta Air Lines, Inc. - Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,109,030
New York Trans. Dev. Corp. Rev., Delta Air Lines, Inc. - Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/36	500	551,085
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., AMT	4.000	07/01/41	3,000	2,933,310
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., AMT	4.000	07/01/46	2,000	1,943,880
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term. B Redev., AMT	5.250	01/01/50	7,250	7,838,990
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,112,480
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Term.	5.000	12/01/20	500	521,525
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,733,700
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000	06/01/41	2,000	2,149,400

				35,463,349

North Carolina 0.4%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000	01/01/39	750	783,353
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,050,270
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,356,200

				3,189,823

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	813,105

Ohio 4.9%
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	5,120	5,034,598
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,995	2,975,712
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	7,079,055
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,654,914

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Buckeye Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	5,675	$5,754,393
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.000	02/15/57	1,000	1,032,960
Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,000	1,083,160
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,031,100
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,343,325
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	673,314
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	846,990
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	1,001,359
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,300,704
Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	1,010,920
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,089,610

				40,912,114

Oklahoma 1.3%
Oklahoma St. Dev., Fin. Auth. Rev., OU Medicine Proj., Ser. B	5.500	08/15/52	1,000	1,116,470
Oklahoma St. Dev., Fin. Auth. Rev., OU Medicine Proj., Ser. B	5.500	08/15/57	3,250	3,605,485
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,650,570
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,096,150
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,096,130
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	06/01/35	1,250	1,336,713
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,069,260

				10,970,778

See Notes to Financial Statements.

PGIM Muni High Income Fund	31

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Oregon 0.2%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	$1,063,350
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,079,260

				2,142,610

Pennsylvania 6.5%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	2,941,974
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,040,540
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,108,530
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,026,370
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,080,400
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000	07/01/46	2,155	2,248,764
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,047,970
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,538,667
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,104,280
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,479,945
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	788,985
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	536,751
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000	12/01/41	5,170	5,696,306
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000	12/01/46	3,950	4,334,651
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500	12/01/42	1,500	1,708,740
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500	12/01/46	1,740	1,975,248
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A-1	5.000	12/01/46	2,000	2,148,560
Pennsylvania Tpk. Commn. Rev., Sub., Ser. B-1	5.250	06/01/47	2,000	2,229,020
Philadelphia Arpt. Rev., Ser. B, AMT, Rfdg.	5.000	07/01/47	1,000	1,102,660
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,264,940
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	3,000	3,110,190
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625	12/15/41	2,000	2,239,060

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%		12/15/41	1,000	$1,100,900
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Rfdg.	5.000		07/01/34	1,000	1,075,240
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625		07/01/42	6,750	7,295,535

					54,224,226

Puerto Rico 0.8%
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750		07/01/37	1,350	1,080,000
Puerto Rico Comnwlth. Adequate & Swr. Auth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	1,125	900,000
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000		07/01/35	3,200	1,352,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A(d)	6.750		07/01/36	2,000	810,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX(d)	5.250		07/01/40	2,000	810,000
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS(d)	19.420	(t)	08/01/33	5,000	537,650
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.375		08/01/39	1,500	459,375
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	5.750		08/01/37	1,000	306,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A(d)	6.000		08/01/42	2,150	658,438

					6,913,713

Rhode Island 0.1%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000		06/01/40	760	806,436

South Carolina 0.5%
South Carolina Prt. Auth. Rev., AMT	4.000		07/01/45	1,500	1,506,435
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250		12/01/55	2,500	2,719,575

					4,226,010

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000		07/01/42	1,655	1,751,056

Tennessee 1.3%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125		12/01/42	4,000	3,808,400
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250		01/01/45	2,000	2,124,520

See Notes to Financial Statements.

PGIM Muni High Income Fund	33

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Tennessee (cont’d.)
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000%	07/01/38	1,000	$1,057,390
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr. - Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	529,120
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	891,905
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,133,308
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,084,750

				10,629,393

Texas 9.2%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,031,226
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,000	1,102,580
Austin Convention Enterprises, Inc., Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,144,647
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,326,725
Board of Managers Jt., Guadalupe Cnty., City of Seguin Hosp. Rev., Rfdg.	5.000	12/01/45	500	503,745
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(d)^	5.400	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(d)^	8.250	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(d)^	5.400	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,180,441
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,194,440
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,086,350
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,000	976,620
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000	08/15/42	1,000	1,039,370
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,110,560
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,134,340
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,004,280

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125%	12/01/40	3,000	$3,299,310
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,453,844
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,197,240
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	1,500	1,509,165
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000	07/15/35	2,000	2,138,180
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625	07/15/38	1,500	1,646,490
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,076,080
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	268,260
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,301,025
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	522,972
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	601,698
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,213,270
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,024,960
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,844,928
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,068,130
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000	04/01/47	1,000	1,070,320
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, 144A	5.125	08/15/47	1,000	984,270
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	1,938,040
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,181,338
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,250	1,227,537
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,202,620

See Notes to Financial Statements.

PGIM Muni High Income Fund	35

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	6.250%		01/01/39	195	$200,247
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000		01/01/38	2,000	2,042,180
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500		08/15/39	175	184,874
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500		08/15/39	825	872,091
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000		08/15/46	1,000	983,560
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(d)^	6.150		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700		08/15/40	1,000	1,101,170
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000		11/15/40	1,100	1,143,351
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000		02/15/47	2,000	2,015,360
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000		10/01/44	1,000	1,052,580
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	4,758,788
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B, 3 Month LIBOR + 0.700%	2.123	(c)	12/15/26	1,500	1,491,420
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000		12/31/50	1,930	2,075,985
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	5,124,765
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,150,160
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	576,525
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000		12/31/38	1,500	1,753,185
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Pre-refunded 02/15/20)(ee)	6.200		02/15/40	1,000	1,070,550

					77,201,792

Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000		07/01/47	1,100	1,221,066
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,036,800

					2,257,866

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	$1,165,538

Virginia 1.8%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	0.000	(cc)	07/15/40	1,000	853,860
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,360,562
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000		12/31/56	2,000	2,145,700
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,232,963
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,261,960
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	5,075,022

					14,930,067

Washington 1.8%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,087,850
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750		12/01/35	625	659,550
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000		12/01/37	3,000	3,179,400
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250		06/01/32	1,160	1,246,142
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000		12/01/42	1,000	1,096,250
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	4.000		07/01/42	2,500	2,519,850
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000		07/01/38	1,100	1,194,534
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg. (Pre-refunded 07/01/20)(ee)	5.500		07/01/30	1,115	1,196,473
Washington St. Healthcare Facs. Auth. Rev., Virginia Mason Med. Ctr., Rfdg.	4.000		08/15/42	1,000	986,180
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375		01/01/44	2,000	2,311,520

					15,477,749

See Notes to Financial Statements.

PGIM Muni High Income Fund	37

Schedule of Investments (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

West Virginia 0.1%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750%	06/01/43	500	$517,845

Wisconsin 2.1%
Pub. Fin. Auth. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125	06/01/48	1,000	1,005,540
Pub. Fin. Auth. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,056,970
Pub. Fin. Auth. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	952,320
Pub. Fin. Auth. Rev., Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,000,400
Pub. Fin. Auth. Rev., Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,029,850
Pub. Fin. Auth. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,582,830
Pub. Fin. Auth. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,079,280
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt., Rfdg.	4.000	11/15/43	1,500	1,513,590
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,675	2,691,424
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Children’s Hosp. of Wisconsin, Rfdg.	4.000	08/15/47	2,000	2,013,800
Wisconsin Hlth. & Edl. Facs. Auth. Rev., St. Johns Cmntys., Inc., Ser. B, Rfdg.	5.000	09/15/45	500	514,385

				17,440,389

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	521,000

TOTAL INVESTMENTS 99.2% (cost $806,248,769)				831,714,430
Other assets in excess of liabilities 0.8%				7,103,841

NET ASSETS 100.0%				$838,818,271

See Notes to Financial Statements.

38

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon. Rate quoted represents effective yield at April 30, 2018.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Muni High Income Fund	39

Schedule of Investments (continued)

as of April 30, 2018

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,353,315	$—
Arizona	—	32,728,661	—
California	—	91,712,052	—
Colorado	—	23,429,016	—
Connecticut	—	5,666,643	—
Delaware	—	2,985,238	—
District of Columbia	—	11,510,426	—
Florida	—	69,291,128	448,800
Georgia	—	7,149,048	—
Guam	—	526,080	—
Hawaii	—	7,518,815	—
Idaho	—	1,023,130	—
Illinois	—	95,541,277	—
Indiana	—	6,256,598	—
Iowa	—	9,946,621	—
Kansas	—	1,057,170	—
Kentucky	—	3,185,405	—
Louisiana	—	7,067,985	—
Maine	—	4,808,620	—
Maryland	—	15,934,616	—
Massachusetts	—	8,896,906	—
Michigan	—	12,414,295	—
Minnesota	—	4,676,370	—
Mississippi	—	2,716,700	—
Missouri	—	19,237,182	—
Nebraska	—	1,175,280	—
Nevada	—	3,967,789	—
New Jersey	—	69,934,405	—
New York	—	35,463,349	—
North Carolina	—	3,189,823	—
North Dakota	—	813,105	—
Ohio	—	40,912,114	—
Oklahoma	—	10,970,778	—
Oregon	—	2,142,610	—
Pennsylvania	—	54,224,226	—
Puerto Rico	—	6,913,713	—
Rhode Island	—	806,436	—
South Carolina	—	4,226,010	—
South Dakota	—	1,751,056	—
Tennessee	—	10,629,393	—

See Notes to Financial Statements.

40

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Municipal Bonds (continued)
Texas	$—	$77,201,792	$—
Utah	—	2,257,866	—
Vermont	—	1,165,538	—
Virginia	—	14,930,067	—
Washington	—	15,477,749	—
West Virginia	—	517,845	—
Wisconsin	—	17,440,389	—
Wyoming	—	521,000	—

Total	$—	$831,265,630	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2018 were as follows (unaudited):

Health Care	20.4%
Corporate Backed IDB & PCR	12.1
Transportation	11.3
Tobacco Appropriated	9.8
Education	9.7
Special Tax/Assessment District	9.2
Power	6.8
General Obligation	6.6
Pre-Refunded	6.4
Lease Backed Certificate of Participation	2.6%
Other	1.8
Water & Sewer	1.6
Solid Waste/Resource Recovery	0.9

99.2
Other assets in excess of liabilities	0.8

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2018, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Muni High Income Fund	41

Schedule of Investments (continued)

as of April 30, 2018

The effects of derivative instruments on the Statement of Operations for the year ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(88,146)

For the year ended April 30, 2018, the Fund did not have any net change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

For the year ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$1,104,850

(1)	Notional Amount in USD.

See Notes to Financial Statements.

42

This Page Intentionally Left Blank

Statement of Assets & Liabilities

as of April 30, 2018

Assets
Unaffiliated investments (cost $806,248,769)	$831,714,430
Cash	57,824
Interest receivable	13,771,021
Receivable for Fund shares sold	846,370
Prepaid expenses	2,593

Total Assets	846,392,238

Liabilities
Payable for investments purchased	4,928,342
Payable for Fund shares reacquired	1,582,317
Dividends payable	417,424
Management fee payable	340,108
Distribution fee payable	169,851
Accrued expenses and other liabilities	124,189
Affiliated transfer agent fee payable	11,736

Total Liabilities	7,573,967

Net Assets	$838,818,271

Net assets were comprised of:
Shares of beneficial interest, at par	$829,593
Paid-in capital in excess of par	839,336,406

840,165,999
Undistributed net investment income	7,036,516
Accumulated net realized loss on investment transactions	(33,849,905)
Net unrealized appreciation on investments	25,465,661

Net assets, April 30, 2018	$838,818,271

See Notes to Financial Statements.

44

Class A
Net asset value and redemption price per share ($322,605,968 ÷ 31,881,715 shares of beneficial interest issued and outstanding)	$10.12
Maximum sales charge (4.00% of offering price)	0.42

Maximum offering price to public	$10.54

Class B
Net asset value, offering price and redemption price per share
($30,272,111 ÷ 2,990,703 shares of beneficial interest issued and outstanding)	$10.12

Class C
Net asset value, offering price and redemption price per share
($110,076,874 ÷ 10,878,229 shares of beneficial interest issued and outstanding)	$10.12

Class Z
Net asset value, offering price and redemption price per share
($375,465,807 ÷ 37,169,274 shares of beneficial interest issued and outstanding)	$10.10

Class R6
Net asset value, offering price and redemption price per share
($397,511 ÷ 39,333 shares of beneficial interest issued and outstanding)	$10.11

See Notes to Financial Statements.

PGIM Muni High Income Fund	45

Statement of Operations

Year Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$40,539,478

Expenses
Management fee	4,292,390
Distribution fee(a)	2,171,886
Transfer agent’s fees and expenses (including affiliated expense of $70,864)(a)	575,178
Registration fees(a)	129,144
Custodian and accounting fees	126,063
Shareholders’ reports	44,218
Legal fees and expenses	39,376
Audit fee	39,162
Trustees’ fees	24,158
Miscellaneous	27,466

Total expenses	7,469,041
Less: Fee waiver and/or expense reimbursement(a)	(11,192)
Custodian fee credit	(3,560)

Net expenses	7,454,289

Net investment income (loss)	33,085,189

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	6,470,517
Futures transactions	(88,146)

6,382,371

Net change in unrealized appreciation (depreciation) on investments	(6,511,384)

Net gain (loss) on investment transactions	(129,013)

Net Increase (Decrease) In Net Assets Resulting From Operations	$32,956,176

(a)	Class specific expenses and waivers were as follows (see Note 1):

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	843,523	180,485	1,147,878	—	—
Transfer agent’s fees and expenses	218,081	25,489	71,261	260,336	11
Registration fees	40,687	12,653	21,766	42,840	11,198
Fee waiver and/or expenses reimbursement	—	—	—	—	(11,192)

See Notes to Financial Statements.

46

Statements of Changes in Net Assets

	Year Ended April 30,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,085,189	$34,518,294
Net realized gain (loss) on investment transactions	6,382,371	(8,000,348)
Net change in unrealized appreciation (depreciation) on investments	(6,511,384)	(22,699,331)

Net increase (decrease) in net assets resulting from operations	32,956,176	3,818,615

Dividends from net investment income
Class A	(13,210,689)	(15,229,295)
Class B	(1,312,516)	(1,876,337)
Class C	(3,634,016)	(4,095,111)
Class Z	(15,445,809)	(13,011,829)
Class R6	(1,892)	—

	(33,604,922)	(34,212,572)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	188,807,446	276,955,418
Net asset value of shares issued in reinvestment of dividends and distributions	28,272,949	29,041,593
Cost of shares reacquired	(220,374,624)	(293,230,356)

Net increase (decrease) in net assets from Fund share transactions	(3,294,229)	12,766,655

Total increase (decrease)	(3,942,975)	(17,627,302)

Net Assets:
Beginning of year	842,761,246	860,388,548

End of year(a)	$838,818,271	$842,761,246

(a) Includes undistributed/(distributions in excess of) net investment income of:	$7,036,516	$6,487,253

See Notes to Financial Statements.

PGIM Muni High Income Fund	47

Notes to Financial Statements

Prudential Investment Portfolios 4—PGIM Muni High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one fund: the PGIM Muni High Income Fund. Effective June 11, 2018, the Fund’s name was changed by replacing “Prudential” with “PGIM” in the Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

48

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were

PGIM Muni High Income Fund	49

Notes to Financial Statements (continued)

freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in value of equities. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

50

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, and effective January 1, 2018, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements. Prior to January 1, 2018 transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements were not designated as class specific expenses and were allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the

PGIM Muni High Income Fund	51

Notes to Financial Statements (continued)

operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.50% for the year ended April 30, 2018.

Effective January 1, 2018, PGIM Investments has voluntarily agreed to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 0.60% of average daily net assets for Class R6 shares. This expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and Interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements was 0.499% for the year ended April 30, 2018.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.50% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

52

PIMS has advised the Fund that it has received $338,506 in front-end sales charges resulting from sales of Class A shares during the year ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended April 30, 2018 it received $15, $23,956 and $8,954 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the year ended April 30, 2018, the Fund purchases and sales transactions under Rule 17a-7, were $16,505,022 and $9,303,185, respectively. There were no realized gains (losses) associated with these 17a-7 transactions during the reporting period.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended April 30, 2018, were $309,606,555 and $304,366,456, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended April 30, 2018, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $1,068,996 due to the difference in the treatment of accreting market discount between financial and tax reporting

PGIM Muni High Income Fund	53

Notes to Financial Statements (continued)

and other book to tax differences. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

For the year ended April 30, 2018, the tax character of dividends paid was $32,675,055 of tax-exempt income and $929,867 of ordinary income. For the year ended April 30, 2017, the tax character of dividends paid was $34,052,192 of tax-exempt income and $160,380 of ordinary income.

As of April 30, 2018, the components of distributable earnings on a tax basis were $8,204,966 of tax-exempt income (includes timing difference of $417,424 for dividends payable) and $921,270 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$805,017,639	$41,167,579	$(14,470,788)	$26,696,791

The difference between book and tax basis was primarily due to the difference between financial and tax reporting with respect to accretion of market discount and defaulted securities.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, the Fund utilized approximately $5,537,000 of its capital loss carryforward during the year ended April 30, 2018. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2018, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$17,364,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

54

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.00%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $0.01 par value divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,014 Class R6 shares of the Fund. At reporting period end, six shareholders of record held 65% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

PGIM Muni High Income Fund	55

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended April 30, 2018:
Shares sold	3,583,222	$36,692,916
Shares issued in reinvestment of dividends and distributions	1,161,138	11,871,580
Shares reacquired	(7,011,641)	(71,734,373)

Net increase (decrease) in shares outstanding before conversion	(2,267,281)	(23,169,877)
Shares issued upon conversion from other share class(es)	919,364	9,434,737
Shares reacquired upon conversion into other share class(es)	(748,666)	(7,665,878)

Net increase (decrease) in shares outstanding	(2,096,583)	$(21,401,018)

Year ended April 30, 2017:
Shares sold	5,152,204	$53,223,249
Shares issued in reinvestment of dividends and distributions	1,286,458	13,231,068
Shares reacquired	(8,920,154)	(90,927,564)

Net increase (decrease) in shares outstanding before conversion	(2,481,492)	(24,473,247)
Shares issued upon conversion from other share class(es)	716,343	7,355,957
Shares reacquired upon conversion into other share class(es)	(2,815,676)	(28,503,970)

Net increase (decrease) in shares outstanding	(4,580,825)	$(45,621,260)

Class B
Year ended April 30, 2018:
Shares sold	23,675	$242,323
Shares issued in reinvestment of dividends and distributions	97,556	997,910
Shares reacquired	(511,038)	(5,228,448)

Net increase (decrease) in shares outstanding before conversion	(389,807)	(3,988,215)
Shares reacquired upon conversion into other share class(es)	(777,464)	(7,989,578)

Net increase (decrease) in shares outstanding	(1,167,271)	$(11,977,793)

Year ended April 30, 2017:
Shares sold	18,250	$187,753
Shares issued in reinvestment of dividends and distributions	138,763	1,429,792
Shares reacquired	(889,569)	(9,075,019)

Net increase (decrease) in shares outstanding before conversion	(732,556)	(7,457,474)
Shares reacquired upon conversion into other share class(es)	(619,872)	(6,373,207)

Net increase (decrease) in shares outstanding	(1,352,428)	$(13,830,681)

56

Class C	Shares	Amount
Year ended April 30, 2018:
Shares sold	1,449,015	$14,824,570
Shares issued in reinvestment of dividends and distributions	293,916	3,005,022
Shares reacquired	(1,885,741)	(19,272,628)

Net increase (decrease) in shares outstanding before conversion	(142,810)	(1,443,036)
Shares reacquired upon conversion into other share class(es)	(826,812)	(8,452,510)

Net increase (decrease) in shares outstanding	(969,622)	$(9,895,546)

Year ended April 30, 2017:
Shares sold	2,341,459	$24,335,430
Shares issued in reinvestment of dividends and distributions	329,873	3,389,090
Shares reacquired	(2,493,154)	(25,363,411)

Net increase (decrease) in shares outstanding before conversion	178,178	2,361,109
Shares reacquired upon conversion into other share class(es)	(330,552)	(3,378,210)

Net increase (decrease) in shares outstanding	(152,374)	$(1,017,101)

Class Z
Year ended April 30, 2018:
Shares sold	13,371,276	$136,714,994
Shares issued in reinvestment of dividends and distributions	1,214,921	12,396,545
Shares reacquired	(12,169,899)	(124,131,489)

Net increase (decrease) in shares outstanding before conversion	2,416,298	24,980,050
Shares issued upon conversion from other share class(es)	1,539,755	15,729,060
Shares reacquired upon conversion into other share class(es)	(110,461)	(1,127,029)

Net increase (decrease) in shares outstanding	3,845,592	$39,582,081

Year ended April 30, 2017:
Shares sold	19,478,126	$199,208,986
Shares issued in reinvestment of dividends and distributions	1,070,338	10,991,643
Shares reacquired	(16,569,590)	(167,864,362)

Net increase (decrease) in shares outstanding before conversion	3,978,874	42,336,267
Shares issued upon conversion from other shares class(es)	3,142,168	31,793,333
Shares reacquired upon conversion into other share class(es)	(86,870)	(893,903)

Net increase (decrease) in shares outstanding	7,034,172	$73,235,697

Class R6
Period ended April 30, 2018*:
Shares sold	32,863	$332,643
Shares issued in reinvestment of dividends and distributions	187	1,892
Shares reacquired	(761)	(7,686)

Net increase (decrease) in shares outstanding before conversion	32,289	326,849
Shares issued upon conversion from other share class(es)	7,044	71,198

Net increase (decrease) in shares outstanding	39,333	$398,047

*	Commencement of offering was June 27, 2017.

PGIM Muni High Income Fund	57

Notes to Financial Statements (continued)

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

58

Financial Highlights

Class A Shares
	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.12	$10.45	$10.26	$9.91	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.39	0.41	0.44	0.44	0.47
Net realized and unrealized gain (loss) on investment transactions	0.01	(0.33)	0.18	0.36	(0.57)
Total from investment operations	0.40	0.08	0.62	0.80	(0.10)
Less Dividends:
Dividends from net investment income	(0.40)	(0.41)	(0.43)	(0.45)	(0.46)
Net asset value, end of year	$10.12	$10.12	$10.45	$10.26	$9.91
Total Return(b):	3.99%	0.73%	6.19%	8.19%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$322,606	$343,939	$402,933	$375,176	$373,610
Average net assets (000)	$337,410	$387,190	$379,356	$376,328	$367,792
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.86%	0.87%	0.87%	0.87%	0.87%
Expenses before waivers and/or expense reimbursement	0.86%	0.87%	0.87%	0.91%	0.92%
Net investment income (loss)	3.86%	3.99%	4.30%	4.36%	4.90%
Portfolio turnover rate(d)	36%	39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Muni High Income Fund	59

Financial Highlights (continued)

Class B Shares
	Year Ended April 30,
	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.13	$10.46	$10.27	$9.92	$10.48
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.39	0.42	0.42	0.45
Net realized and unrealized gain (loss) on investment transactions	(0.01)	(0.34)	0.17	0.36	(0.57)
Total from investment operations	0.36	0.05	0.59	0.78	(0.12)
Less Dividends:
Dividends from net investment income	(0.37)	(0.38)	(0.40)	(0.43)	(0.44)
Net asset value, end of year	$10.12	$10.13	$10.46	$10.27	$9.92
Total Return(b):	3.60%	0.50%	5.93%	7.92%	(0.95)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,272	$42,104	$57,613	$62,944	$67,445
Average net assets (000)	$36,097	$50,808	$59,446	$66,035	$68,456
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.14%	1.12%	1.12%	1.12%	1.12%
Expenses before waivers and/or expense reimbursement	1.14%	1.12%	1.12%	1.12%	1.12%
Net investment income (loss)	3.58%	3.73%	4.06%	4.11%	4.66%
Portfolio turnover rate(c)	36%	39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class C Shares
	Year Ended April 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.12		$10.45	$10.27	$9.92	$10.47
Income (loss) from investment operations:
Net investment income (loss)	0.32		0.33	0.36	0.37	0.40
Net realized and unrealized gain (loss) on investment transactions	-	(c)	(0.33)	0.17	0.35	(0.56)
Total from investment operations	0.32		0.00	0.53	0.72	(0.16)
Less Dividends:
Dividends from net investment income	(0.32)		(0.33)	(0.35)	(0.37)	(0.39)
Net asset value, end of year	$10.12		$10.12	$10.45	$10.27	$9.92
Total Return(b):	3.21%		0.01%	5.31%	7.39%	(1.36)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$110,077		$119,937	$125,439	$105,708	$89,990
Average net assets (000)	$114,788		$127,425	$111,295	$97,740	$96,402
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.62%		1.62%	1.62%	1.62%	1.62%
Expenses before waivers and/or expense reimbursement	1.62%		1.62%	1.62%	1.62%	1.62%
Net investment income (loss)	3.11%		3.24%	3.55%	3.61%	4.15%
Portfolio turnover rate(d)	36%		39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Less than $0.005.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Muni High Income Fund	61

Financial Highlights (continued)

Class Z Shares
	Year Ended April 30,
	2018		2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.11		$10.44	$10.25	$9.90	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.42		0.44	0.46	0.47	0.50
Net realized and unrealized gain (loss) on investment transactions	-	(c)	(0.33)	0.18	0.36	(0.57)
Total from investment operations	0.42		0.11	0.64	0.83	(0.07)
Less Dividends:
Dividends from net investment income	(0.43)		(0.44)	(0.45)	(0.48)	(0.49)
Net asset value, end of year	$10.10		$10.11	$10.44	$10.25	$9.90
Total Return(b):	4.15%		1.02%	6.48%	8.48%	(0.47)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$375,466		$336,781	$274,404	$180,050	$118,489
Average net assets (000)	$370,141		$307,480	$208,377	$152,856	$116,356
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62%		0.62%	0.62%	0.62%	0.62%
Expenses before waivers and/or expense reimbursement	0.62%		0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.11%		4.24%	4.54%	4.61%	5.15%
Portfolio turnover rate(d)	36%		39%	9%	17%	24%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Less than $0.005.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R6 Shares
	June 27, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.36
Net realized and unrealized gain (loss) on investment transactions	(0.11)
Total from investment operations	0.25
Less Dividends:
Dividends from net investment income	(0.37)
Net asset value, end of period	$10.11
Total Return(c):	2.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$398
Average net assets (000)	$53
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.59%	(d)
Expenses before waivers and/or expense reimbursement	25.88%	(d)
Net investment income (loss)	4.31%	(d)
Portfolio turnover rate(e)	36%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Muni High Income Fund	63

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of PGIM Muni High Income Fund (formerly Prudential Muni High Income Fund) (the “Fund”), a series of Prudential Investment Portfolios 4, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

June 14, 2018

64

Income Tax Information (unaudited)

We are advising you that during the fiscal year ended April 30, 2018, the Fund designates the maximum amount allowable per share but not less than the following amounts as exempt-interest dividends in accordance with Section 852(b)(5) of the Internal Revenue Code.

	Per Share
	Class A	Class B	Class C	Class Z	Class R6

Tax-Exempt Dividends	$0.39	$0.36	$0.31	$0.42	$0.36

In January 2019, you will be advised on IRS Form 1099-DIV and/or 1099-INT, if applicable, or substitute forms as to the federal tax status of the dividends received in calendar year 2018.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

PGIM Muni High Income Fund	65

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013
Kevin J. Bannon (65) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008
Linda W. Bynoe (65) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM Muni High Income Fund

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Barry H. Evans (57)± Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014 – 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017
Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company).	Since September 2017
Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008
Richard A. Redeker (74) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM Muni High Income Fund

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

±	Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.
#	Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010
Grace C. Torres* (58) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Muni High Income Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014
Dino Capasso (43) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018
Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Visit our website at pgiminvestments.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005
Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005
Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006
Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 – January 2007).	Since January 2017
M. Sadiq Peshimam (54) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since February 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

PGIM Muni High Income Fund

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX	PHIQX
CUSIP	74440M104	74440M203	74440M302	74440M401	74440M609

*Formerly known as Class Q shares.

MF133E

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended April 30, 2018 and April 30, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $39,162 and $38,774 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended April 30, 2018 and April 30,2017: none.

(c) Tax Fees

For the fiscal years ended April 30, 2018 and April 30, 2017: none.

(d) All Other Fees

For the fiscal years ended April 30, 2018 and April 30, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)

➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit

Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments or any of its affiliates that also provide ongoing services to the PGIM Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended April 30, 2018 and April 30, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended April 30, 2018 and April 30, 2017 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018